Note 18 - Operating Segmentation	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

Effective as of the transfer of Digital Deposit Receipt (“DDR”) technology to an existing, wholly owned subsidiary (DBG Inc.) of DRT Cyber Inc., which was subsequently renamed Digital Meteor, Inc., the Bank has established four reportable operating segments: Digital Banking Canada, Digital Banking USA, DRTC, and Digital Meteor, Inc. These four operating segments represent strategic business operations that provide distinct products and services to different markets. They are separately managed due to the differences in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian banking market. VersaBank obtains its deposits and provides the majority of its credit assets electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA - The Bank intends to adopt a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA plans to acquire deposits and deliver the majority of its credit assets electronically through innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

Digital Meteor, Inc. -Through its wholly owned subsidiary, Digital Meteor, Inc. (“Digital Meteor”), VersaBank owns proprietary intellectual property and technology to enable the next generation of digital assets by the banking and financial community, including the Bank’s revolutionary Digital Deposit Receipts (“DDR”s).

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the President, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2024 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three and nine months ended July 31, 2025, and 2024:

(thousands of Canadian dollars)
for the three months ended	July 31, 2025						July 31, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$26,656	$3,123	$-	$-	$-	$29,779	$24,944	$-	$-	$-	$24,944
Non-interest income	(37)	(7)	622	1,569	(343)	1,804	175	816	1,403	(342)	2,052
Total revenue	26,619	3,116	622	1,569	(343)	31,583	25,119	816	1,403	(342)	26,996

Provision for (recovery of) credit losses	1,201	(20)	-	-	-	1,181	(1)	-	-	-	(1)
	25,418	3,136	622	1,569	(343)	30,402	25,120	816	1,403	(342)	26,997

Non-interest expenses:
Salaries and benefits	7,214	1,174	214	1,497	-	10,099	5,945	291	1,271	-	7,507
General and administrative	8,636	1,163	47	214	(343)	9,717	4,729	135	311	(342)	4,833
Premises and equipment	898	186	373	376	-	1,833	824	70	300	-	1,194
	16,748	2,523	634	2,087	(343)	21,649	11,498	496	1,882	(342)	13,534

Income (loss) before income taxes	8,670	613	(12)	(518)	-	8,753	13,622	320	(479)	-	13,463

Income tax provision	2,150	176	(35)	(120)	-	2,171	3,811	17	(70)	-	3,758

Net income (loss)	$6,520	$437	$23	$(398)	$-	$6,582	$9,811	$303	$(409)	$-	$9,705

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489	$4,507,158	$3,181	$25,152	$(19,055)	$4,516,436

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347	$4,102,239	$1,215	$28,256	$(24,259)	$4,107,451

(thousands of Canadian dollars)
for the nine months ended	July 31, 2025						July 31, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$75,866	$7,669	$-	$-	$-	$83,535	$77,754	$-	$-	$-	$77,754
Non-interest income	210	(24)	1,533	5,347	(1,052)	6,014	557	898	6,157	(1,018)	6,594
Total revenue	76,076	7,645	1,533	5,347	(1,052)	89,549	78,311	898	6,157	(1,018)	84,348

Provision for (recovery of) credit losses	3,188	(94)	-	-	-	3,094	(112)	-	-	-	(112)
	72,888	7,739	1,533	5,347	(1,052)	86,455	78,423	898	6,157	(1,018)	84,460

Non-interest expenses:
Salaries and benefits	18,339	3,802	684	5,043	-	27,868	17,040	392	4,022	-	21,454
General and administrative	18,619	2,560	434	1,365	(1,052)	21,926	12,450	207	1,084	(1,018)	12,723
Premises and equipment	2,748	399	544	1,379	-	5,070	2,437	93	1,036	-	3,566
	39,706	6,761	1,662	7,787	(1,052)	54,864	31,927	692	6,142	(1,018)	37,743

Income (loss) before income taxes	33,182	978	(129)	(2,440)	-	31,591	46,496	206	15	-	46,717

Income tax provision	8,698	305	(33)	(633)	-	8,337	12,431	50	4	-	12,485

Net income (loss)	$24,484	$673	$(96)	$(1,807)	$-	$23,254	$34,065	$156	$11	$-	$34,232

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489	$4,507,158	$3,181	$25,152	$(19,055)	$4,516,436

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347	$4,102,239	$1,215	$28,256	$(24,259)	$4,107,451

Prior to the year ended October 31, 2024, substantially all Digital Banking’s operations were based in Canada.